Financial Instruments (Details) - Schedule of Fair Value Movements £ in Thousands	6 Months Ended
Jun. 30, 2023 GBP (£)
Financial Instruments (Details) - Schedule of Fair Value Movements [Line Items]
At January 1, 2023	£ 82,623
Fair value movement	(252)
Foreign exchange movements	(3,377)
At June 30, 2023	78,994
Public warrants [Member]
Financial Instruments (Details) - Schedule of Fair Value Movements [Line Items]
At January 1, 2023	515
Fair value movement	(478)
Foreign exchange movements	(21)
At June 30, 2023	16
Embedded Derivative [Member]
Financial Instruments (Details) - Schedule of Fair Value Movements [Line Items]
At January 1, 2023	82,108
Fair value movement	226
Foreign exchange movements	(3,356)
At June 30, 2023	£ 78,978